Significant accounting policies (Details 1)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Atlântica Companhia de Seguros | Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Atlântica Companhia de Seguros		Atlântica Companhia de Seguros
Activity		Insurance		Insurance
Shareholding interest (%)		100.00%		100.00%
Bradesco Auto/RE Companhia de Seguros | Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco Auto/RE Companhia de Seguros		Bradesco Auto/RE Companhia de Seguros
Activity		Insurance		Insurance
Shareholding interest (%)		100.00%		100.00%
Bradesco Capitalização S.A. | Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco Capitalização S.A.		Bradesco Capitalização S.A.
Activity		Capitalization bonds		Capitalization bonds
Shareholding interest (%)		100.00%		100.00%
Bradesco Saúde S.A. | Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco Saúde S.A.		Bradesco Saúde S.A.
Activity		Insurance/health		Insurance/health
Shareholding interest (%)		100.00%		100.00%
Bradesco Seguros S.A. | Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[1]	Bradesco Seguros S.A.		Bradesco Seguros S.A.
Activity	[1]	Insurance		Insurance
Shareholding interest (%)	[1]	99.96%		100.00%
Bradesco Vida e Previdência S.A. | Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco Vida e Previdência S.A.		Bradesco Vida e Previdência S.A.
Activity		Pension plan/Insurance		Pension plan/Insurance
Shareholding interest (%)		100.00%		100.00%
Kirton Capitalização S.A. | Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[2]	Kirton Capitalização S.A.		Kirton Capitalização S.A.
Activity	[2]	Capitalization bonds		Capitalization bonds
Shareholding interest (%)	[2]	0.00%		100.00%
Kirton Seguros S.A. | Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[2]	Kirton Seguros S.A.		Kirton Seguros S.A.
Activity	[2]	Insurance		Insurance
Shareholding interest (%)	[2]	0.00%		98.54%
Kirton Vida e Previdência S.A. | Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[2]	Kirton Vida e Previdência S.A.		Kirton Vida e Previdência S.A.
Activity	[2]	Pension plan/Insurance		Pension plan/Insurance
Shareholding interest (%)	[2]	0.00%		100.00%
Odontoprev S.A. | Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[3]	Odontoprev S.A.		Odontoprev S.A.
Activity	[3]	Dental care		Dental care
Shareholding interest (%)	[3]	50.01%		50.01%
Bradesco Argentina de Seguros S.A. | Insurance - Overseas
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco Argentina de Seguros S.A.	[3],[4]	Bradesco Argentina de Seguros S.A.
Activity	[3],[4]	Insurance		Insurance
Shareholding interest (%)	[3],[4]	99.98%		99.98%
Andorra Holdings S.A. | Other Activities - Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Andorra Holdings S.A.		Andorra Holdings S.A.
Activity		Holding		Holding
Shareholding interest (%)		100.00%		100.00%
Bradseg Participações S.A. | Other Activities - Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradseg Participações S.A.		Bradseg Participações S.A.
Activity		Holding		Holding
Shareholding interest (%)		100.00%		100.00%
Bradescor Corretora de Seguros Ltda. | Other Activities - Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradescor Corretora de Seguros Ltda.		Bradescor Corretora de Seguros Ltda.
Activity		Insurance Brokerage		Insurance Brokerage
Shareholding interest (%)		100.00%		100.00%
Bradesplan Participações Ltda. | Other Activities - Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[5]	Bradesplan Participações Ltda.		Bradesplan Participações Ltda.
Activity	[5]	Holding		Holding
Shareholding interest (%)	[5]	0.00%		100.00%
BSP Empreendimentos Imobiliários S.A. | Other Activities - Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		BSP Empreendimentos Imobiliários S.A.		BSP Empreendimentos Imobiliários S.A.
Activity		Real estate		Real estate
Shareholding interest (%)		100.00%		100.00%
Cia. Securitizadora de Créditos Financeiros Rubi | Other Activities - Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Cia. Securitizadora de Créditos Financeiros Rubi		Cia. Securitizadora de Créditos Financeiros Rubi
Activity		Credit acquisition		Credit acquisition
Shareholding interest (%)		100.00%		100.00%
Columbus Holdings S.A. | Other Activities - Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Columbus Holdings S.A.		Columbus Holdings S.A.
Activity		Holding		Holding
Shareholding interest (%)		100.00%		100.00%
Nova Paiol Participações Ltda. | Other Activities - Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Nova Paiol Participações Ltda.		Nova Paiol Participações Ltda.
Activity		Holding		Holding
Shareholding interest (%)		100.00%		100.00%
União Participações Ltda. | Other Activities - Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[6]	União Participações Ltda.		União Participações Ltda.
Activity	[6]	Holding		Holding
Shareholding interest (%)	[6]	0.00%		100.00%
Bradesco North America LLC | Other Activities - Overseas
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[4]	Bradesco North America LLC		Bradesco North America LLC
Activity	[4]	Services		Services
Shareholding interest (%)	[4]	100.00%		100.00%
Bradesco F.I.R.F. Master II Previdência | Investment Funds
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[7]	Bradesco F.I.R.F. Master II Previdência		Bradesco F.I.R.F. Master II Previdência
Activity	[7]	Investment Fund		Investment Fund
Shareholding interest (%)	[7]	100.00%		100.00%
Bradesco F.I. Referenciado DI Performance | Investment Funds
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[7]	Bradesco F.I. Referenciado DI Performance		Bradesco F.I. Referenciado DI Performance
Activity	[7]	Investment Fund		Investment Fund
Shareholding interest (%)	[7]	100.00%		100.00%
Bradesco F.I.C.F.I. R.F. VGBL F10 | Investment Funds
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[7]	Bradesco F.I.C.F.I. R.F. VGBL F10		Bradesco F.I.C.F.I. R.F. VGBL F10
Activity	[7]	Investment Fund		Investment Fund
Shareholding interest (%)	[7]	100.00%		100.00%
Bradesco F.I.R.F. Master IV Previdência | Investment Funds
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[7]	Bradesco F.I.R.F. Master IV Previdência		Bradesco F.I.R.F. Master IV Previdência
Activity	[7]	Investment Fund		Investment Fund
Shareholding interest (%)	[7]	100.00%		100.00%
Bradesco F.I.R.F. Master Previdência | Investment Funds
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[7]	Bradesco F.I.R.F. Master Previdência		Bradesco F.I.R.F. Master Previdência
Activity	[7]	Investment Fund		Investment Fund
Shareholding interest (%)	[7]	100.00%		100.00%
Bradesco Private F.I.C.F.I. RF PGBL/VGBL Ativo | Investment Funds
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[7]	Bradesco Private F.I.C.F.I. RF PGBL/VGBL Ativo		Bradesco Private F.I.C.F.I. RF PGBL/VGBL Ativo
Activity	[7]	Investment Fund		Investment Fund
Shareholding interest (%)	[7]	100.00%		100.00%
Bradesco FI Referenciado DI União | Investment Funds
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[7]	Bradesco FI Referenciado DI União		Bradesco FI Referenciado DI União
Activity	[7]	Investment Fund		Investment Fund
Shareholding interest (%)	[7]	99.83%		99.92%
Bradesco Private F.I.C.F.I. R.F. PGBL/VGBL Ativo - F 08 C | Investment Funds
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[7]	Bradesco Private F.I.C.F.I. R.F. PGBL/VGBL Ativo - F 08 C		Bradesco Private F.I.C.F.I. R.F. PGBL/VGBL Ativo - F 08 C
Activity	[7]	Investment Fund		Investment Fund
Shareholding interest (%)	[7]	100.00%		100.00%
Bradesco F.I.C.R.F. VGBL FIX | Investment Funds
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[7]	Bradesco F.I.C.R.F. VGBL FIX		Bradesco F.I.C.R.F. VGBL FIX
Activity	[7]	Investment Fund		Investment Fund
Shareholding interest (%)	[7]	100.00%		100.00%
Bradesco F.I.C.F.I. Renda Fixa V-A | Investment Funds
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[7]	Bradesco F.I.C.F.I. Renda Fixa V-A		Bradesco F.I.C.F.I. Renda Fixa V-A
Activity	[7]	Investment Fund		Investment Fund
Shareholding interest (%)	[7]	100.00%		100.00%
Financial Sector - Brazil | Ágora Corretora de Títulos e Valores Mobiliários S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Ágora Corretora de Títulos e Valores Mobiliários S.A.		Ágora Corretora de Títulos e Valores Mobiliários S.A.
Activity		Brokerage		Brokerage
Shareholding interest (%)		100.00%		100.00%
Financial Sector - Brazil | Banco Alvorada S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[8]	Banco Alvorada S.A.		Banco Alvorada S.A.
Activity	[8]	Banking		Banking
Shareholding interest (%)	[8]	100.00%		99.99%
Financial Sector - Brazil | Banco Bradescard S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Banco Bradescard S.A.		Banco Bradescard S.A.
Activity		Cards		Cards
Shareholding interest (%)		100.00%		100.00%
Financial Sector - Brazil | Banco Bradesco BBI S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[9]	Banco Bradesco BBI S.A.		Banco Bradesco BBI S.A.
Activity	[9]	Investment bank		Investment bank
Shareholding interest (%)	[9]	99.96%		99.85%
Financial Sector - Brazil | Banco Bradesco BERJ S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Banco Bradesco BERJ S.A.		Banco Bradesco BERJ S.A.
Activity		Banking		Banking
Shareholding interest (%)		100.00%		100.00%
Financial Sector - Brazil | Banco Bradesco Cartões S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Banco Bradesco Cartões S.A.		Banco Bradesco Cartões S.A.
Activity		Cards		Cards
Shareholding interest (%)		100.00%		100.00%
Financial Sector - Brazil | Banco Bradesco Financiamentos S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Banco Bradesco Financiamentos S.A.		Banco Bradesco Financiamentos S.A.
Activity		Banking		Banking
Shareholding interest (%)		100.00%		100.00%
Financial Sector - Brazil | Banco Losango S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Banco Losango S.A.		Banco Losango S.A.
Activity		Banking		Banking
Shareholding interest (%)		100.00%		100.00%
Financial Sector - Brazil | Bradesco Administradora de Consórcios Ltda.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco Administradora de Consórcios Ltda.		Bradesco Administradora de Consórcios Ltda.
Activity		Consortium management		Consortium management
Shareholding interest (%)		100.00%		100.00%
Financial Sector - Brazil | Bradesco Leasing S.A. Arrendamento Mercantil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco Leasing S.A. Arrendamento Mercantil		Bradesco Leasing S.A. Arrendamento Mercantil
Activity		Leases		Leases
Shareholding interest (%)		100.00%		100.00%
Financial Sector - Brazil | Bradesco-Kirton Corretora de Câmbio S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[10]	Bradesco-Kirton Corretora de Câmbio S.A.		Bradesco-Kirton Corretora de Câmbio S.A.
Activity	[10]	Exchange Broker		Exchange Broker
Shareholding interest (%)	[10]	99.97%		99.97%
Financial Sector - Brazil | Bradesco S.A. Corretora de Títulos e Valores Mobiliários
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco S.A. Corretora de Títulos e Valores Mobiliários		Bradesco S.A. Corretora de Títulos e Valores Mobiliários
Activity		Brokerage		Brokerage
Shareholding interest (%)		100.00%		100.00%
Financial Sector - Brazil | BRAM - Bradesco Asset Management S.A. DTVM
Main subsidiaries included in the consolidated financial statements
Subsidiarie		BRAM - Bradesco Asset Management S.A. DTVM		BRAM - Bradesco Asset Management S.A. DTVM
Activity		Asset management		Asset management
Shareholding interest (%)		100.00%		100.00%
Financial Sector - Brazil | Kirton Bank Brasil S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Kirton Bank Brasil S.A.		Kirton Bank Brasil S.A.
Activity		Banking		Banking
Shareholding interest (%)		100.00%		100.00%
Financial Sector - Brazil | Tempo Serviços Ltda.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Tempo Serviços Ltda.		Tempo Serviços Ltda.
Activity		Services		Services
Shareholding interest (%)		100.00%		100.00%
Financial Sector - Overseas | Banco Bradesco Argentina S.A.U
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[4],[11]	Banco Bradesco Argentina S.A.U		Banco Bradesco Argentina S.A.U
Activity	[4],[11]	Banking		Banking
Shareholding interest (%)	[4],[11]	100.00%		99.99%
Financial Sector - Overseas | Banco Bradesco Europa S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[4]	Banco Bradesco Europa S.A.		Banco Bradesco Europa S.A.
Activity	[4]	Banking		Banking
Shareholding interest (%)	[4]	100.00%		100.00%
Financial Sector - Overseas | Banco Bradesco S.A. Grand Cayman Branch
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[4],[12]	Banco Bradesco S.A. Grand Cayman Branch		Banco Bradesco S.A. Grand Cayman Branch
Activity	[4],[12]	Banking		Banking
Shareholding interest (%)	[4],[12]	100.00%		100.00%
Financial Sector - Overseas | Banco Bradesco S.A. New York Branch
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[4]	Banco Bradesco S.A. New York Branch		Banco Bradesco S.A. New York Branch
Activity	[4]	Banking		Banking
Shareholding interest (%)	[4]	100.00%		100.00%
Financial Sector - Overseas | Bradesco Securities, Inc.
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[4]	Bradesco Securities, Inc.		Bradesco Securities, Inc.
Activity	[4]	Brokerage		Brokerage
Shareholding interest (%)	[4]	100.00%		100.00%
Financial Sector - Overseas | Bradesco Securities, UK. Limited
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[4]	Bradesco Securities, UK. Limited		Bradesco Securities, UK. Limited
Activity	[4]	Brokerage		Brokerage
Shareholding interest (%)	[4]	100.00%		100.00%
Financial Sector - Overseas | Bradesco Securities, Hong Kong Limited
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[4]	Bradesco Securities, Hong Kong Limited		Bradesco Securities, Hong Kong Limited
Activity	[4]	Brokerage		Brokerage
Shareholding interest (%)	[4]	100.00%		100.00%
Financial Sector - Overseas | Cidade Capital Markets Ltd
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[4]	Cidade Capital Markets Ltd		Cidade Capital Markets Ltd
Activity	[4]	Banking		Banking
Shareholding interest (%)	[4]	100.00%		100.00%
Financial Sector - Overseas | Bradescard México, sociedad de Responsabilidad Limitada
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[13]	Bradescard México, sociedad de Responsabilidad Limitada		Bradescard México, sociedad de Responsabilidad Limitada
Activity	[13]	Cards		Cards
Shareholding interest (%)	[13]	100.00%		100.00%

[1]	Reduction in participation due to the merger of Kirton Seguros S.A. through the exchange of minority shares;
[2]	Companies merged into their respective counterparts in June 2018 (Bradesco Seguros S.A., Bradesco Capitalizacao S.A. and Bradesco Vida e Previdencia S.A.);
[3]	The financial information portrayed is from the previous month;
[4]	The functional currency of these companies abroad is the Real;
[5]	Company merged in October 2018, by the company Nova Paiol Participacoes Ltda.;
[6]	Company merged in November 2018, by the company Nova Paiol Participacoes Ltda.;
[7]	The investment funds in which Bradesco assumes or substantially retains the risks and benefits were consolidated.
[8]	In December 2018, there was acquisition of shares held by a minority shareholder;
[9]	In May 2018, there was acquisition of shares held by minority shareholders by Banco Bradesco S.A.;
[10]	In November 2018, there was a change in the corporate name of Bradesco-Kirton Corretora de Titulos e Valores Mobiliarios S.A. to Bradesco-Kirton Corretora de Cambio S.A.;
[11]	Change in the percentage of participation, by assignment of quotas and change of corporate name to unilateral company;
[12]	The special purpose entity International Diversified Payment Rights Company is being consolidated. The company is part of a structure set up for the securitization of the future flow of payment orders received overseas;
[13]	The functional currency of this company is the Mexican Peso;